CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Investment Income
Interest income	$ 404	$ 865	$ 1,321	$ 2,585
PIK interest income	122	165	473	180
Fee income	2	2	5	20
Total investment income	528	1,032	1,799	2,785
Operating Expenses
Management fee	55	156	290	597
Administrative services	21	22	64	44
Custody services	8	7	24	26
Trustees fees	49	74	147	215
Related party reimbursements	82	92	253	290
Professional services fees	114	106	339	263
Other expenses	117	70	421	205
Total expenses	446	527	1,538	1,640
Net investment income	82	505	261	1,145
Net realized gains (losses) on:
Investments	22	(343)	(3,334)	(866)
Foreign currency forward contracts				101
Foreign currency transactions				15
Net realized gains (losses)	22	(343)	(3,334)	(750)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,023)	775	2,165	776
Foreign currency forward contracts				(73)
Foreign currency transactions	1	(1)	1	(1)
Net change in unrealized appreciation (depreciation)	(1,022)	774	2,166	702
Net realized and unrealized gains (losses)	(1,000)	431	(1,168)	(48)
Net increase (decrease) in net assets resulting from operations	$ (918)	$ 936	$ (907)	$ 1,097
Per Common Share information:
Net investment income per Common Share outstanding - basic and diluted		$ 0.02	$ 0.01	$ 0.04
Earnings (loss) per Common Share outstanding - basic	(0.04)	0.04	(0.04)	0.04
Earnings (loss) per Common Share outstanding - diluted	$ (0.04)	$ 0.04	$ (0.04)	$ 0.04
Weighted average Common Shares outstanding - basic	25,594,125	25,594,125	25,594,125	25,594,125
Weighted average Common Shares outstanding - diluted	25,594,125	25,594,125	25,594,125	25,594,125
Distributions per Common Share outstanding	$ 0.59		$ 0.59	$ 1.07